Accounts Receivable	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Accounts Receivable
23	ACCOUNTS RECEIVABLE

	December 31, 2022	December 31, 2021
	RMB	RMB
Accounts receivable	74,917	54,160
Less: Provision for impairment of accoun t s receivable	(2,889)	(1,414)

	72,028	52,746

The aging analysis of accounts receivable (net of impairment of accounts receivable) based on the invoice date (or date of revenue recognition, if earlier), at December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
	RMB	RMB
Within 1 year	71,307	51,533
Between 1 and 2 years	266	816
Between 2 and 3 years	302	194
Over 3 years	153	203

	72,028	52,746

The Group offers its customers credit terms up to 180 days.
Movements in the provision for impairment of accounts receivable are as follows:

	2022	2021	2020
	RMB	RMB	RMB
At beginning of the year	1,414	1,140	2,431
Provision for impairment of accounts receivable	1,598	396	426
Reversal of provision for impairment of accounts receivable	(124)	(110)	(76)
Receivables written off as uncollectible and others	1	(12)	(1,641)

At end of the year	2,889	1,414	1,140

The Group measures loss allowance for accounts receivable at an amount equal to lifetime ECLs. The ECLs were calculated by reference to the historical actual credit loss experience. The rates were considered the differences between economic conditions during the period over which the historical data has been collected, current conditions and the Group’s view of economic conditions over the expected lives of the receivables. The Group performed the calculation of ECL rates by the operating segment and geography.

	Gross carrying amount	Impairment provision on individual basis	Impairment provision on provision matrix basis		Loss allowance
			Weighted- average loss rate	Impairment provision
December 31, 2022	RMB	RMB	%	RMB	RMB
Current (not past due)	68,951	—	1.1%	803	803
Within 1 year past due	3,951	380	1.1%	38	418
1 to 2 years past due	476	—	55.3%	263	263
2 to 3 years past due	522	172	70.3%	246	418
Over 3 years past due	1,017	446	94.7%	541	987

Total	74,917	998		1,891	2,889

	Gross carrying amount	Impairment provision on individual basis	Impairment provision on provision matrix basis		Loss allowance
			Weighted- average loss rate	Impairment provision
December 31, 2021	RMB	RMB	%	RMB	RMB
Current (not past due)	49,185	—	0.1%	55	55
Within 1 year past due	3,153	26	1.6%	50	76
1 to 2 years past due	648	153	25.5%	126	279
2 to 3 years past due	329	67	45.0%	118	185
Over 3 years past due	845	352	94.7%	467	819

Total	54,160	598		816	1,414